June 30, 2022

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE:	EA Series Trust

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, EA Series Trust, formerly, Alpha Architect ETF Trust (the “Trust”), we are filing, a Registration Statement on Form N-14 under the Securities Act of 1933 (the “Registration Statement”) to register shares of beneficial interest (“Shares”) in the EA Bridgeway Blue Chip ETF (“Acquiring Fund”), a series of the Trust, to be issued in connection with the reorganization of the Blue Chip Fund, a series of Bridgeway Funds, Inc. into the Acquiring Fund, as described in the N-14.

If you have any questions concerning the foregoing, please contact the undersigned at (949) 629-3928 or Karen.Aspinall@Practus.com.

Very truly yours,

/s/ Karen A. Aspinall

On behalf of Practus, LLP

KAREN A. ASPINALL ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 949.629.3928

Practus, LLP ● Karen.Aspinall@Practus.com ● Practus.com